Currency translation rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
1 CHF
Foreign Exchange Rates [Table]
Closing exchange rate	1.10	1.13
Average rate	1.09	1.07	1.01
1 EUR
Foreign Exchange Rates [Table]
Closing exchange rate	1.14	1.22
Average rate	1.18	1.15	1.12
1 GBP
Foreign Exchange Rates [Table]
Closing exchange rate	1.35	1.37
Average rate	1.37	1.29	1.28
100 JPY
Foreign Exchange Rates [Table]
Closing exchange rate	0.87	0.97
Average rate	0.91	0.94	0.92
UBS AG | 1 CHF
Foreign Exchange Rates [Table]
Closing exchange rate	1.10	1.13
Average rate	1.09	1.07	1.01
UBS AG | 1 EUR
Foreign Exchange Rates [Table]
Closing exchange rate	1.14	1.22
Average rate	1.18	1.15	1.12
UBS AG | 1 GBP
Foreign Exchange Rates [Table]
Closing exchange rate	1.35	1.37
Average rate	1.37	1.29	1.28
UBS AG | 100 JPY
Foreign Exchange Rates [Table]
Closing exchange rate	0.87	0.97
Average rate	0.91	0.94	0.92